SCUDDER
                                                                     INVESTMENTS


                             Government Securities Portfolio


       Prospectus

--------------------------------------------------------------------------------
                             July 31, 2002
--------------------------------------------------------------------------------
                          |
                          |  Scudder
                          |  Government Cash Institutional Shares
                          |  Fund #144





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

GOVERNMENT SECURITIES PORTFOLIO -- GOVERNMENT CASH INSTITUTIONAL SHARES

   How the Portfolio Works                   How to Invest in the Portfolio

     3  The Portfolio's Main Investment       10  Policies You Should Know About
        Strategy
                                              11  How to Buy Shares
     4  The Main Risks of Investing in
        the Portfolio                         12  How to Sell Shares

     5  The Portfolio's Performance History   16  Understanding Distributions
                                                  and Taxes
     6  How Much Investors Pay

     7  Other Policies and Risks

     8  Who Manages and Oversees
        the Portfolio

     9  Financial Highlights

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Institutional Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000      6.32
2001      4.06

2002 total return as of June 30: 0.87%
For the periods included in the bar chart:
Best Quarter: 1.63%, Q4 2000       Worst Quarter: 0.58%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

                 1 Year                              Since Inception*
--------------------------------------------------------------------------------
                  4.06%                                    5.21%
--------------------------------------------------------------------------------


*  Inception date is 11/17/1999.

For more recent Institutional Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

7-day yield as of 12/31/01: 1.94%

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                              None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                    0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
--------------------------------------------------------------------------------
Other Expenses*                                                   0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   0.19
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

Based on the figures above, this example helps you compare the portfolio's Institutional Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

       1 Year               3 Years             5 Years             10 Years
--------------------------------------------------------------------------------
         $19                  $61                 $107                $243
--------------------------------------------------------------------------------

Other Policies and Risks

While the sections on the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the portfolio's Board could change the portfolio's investment goal without seeking shareholder approval.

o The Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

o The advisor measures credit quality at the time it buys securities using independent ratings and its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.15% of its average daily net assets.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

Government Securities Portfolio -- Institutional Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                                  2002     2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------
Net investment income                                    .03       .06      .02
--------------------------------------------------------------------------------
Less distributions from net investment income           (.03)     (.06)    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------
Total Return (%)                                        3.06      6.35    2.07**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   134       107      106
--------------------------------------------------------------------------------
Ratio of expenses (%)                                    .19       .18     .22*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                      3.01      6.14    5.75*
--------------------------------------------------------------------------------

^a For the period November 17, 1999 (commencement of operations) to March 31,
   2000.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------
How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

How to Buy Shares

Use these instructions to make investments.

Buying shares    First investment                   Additional investments
--------------------------------------------------------------------------------
                 $1,000,000 or more for all         o No minimum amount
                 accounts*
--------------------------------------------------------------------------------
By wire          o Call (800) 537-3177 to open an   o Instruct the wiring bank
                   account and get an account         to transmit the specified
                   number                             amount to UMB Bank, N.A.
                                                      with the information
                 o Instruct wiring bank to            stated to the left
                   transmit the specified amount
                   to:

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101-000-695
                   DDA #144:98-0120-0321-1

                   Attention: Government
                   Securities Portfolio --
                   Institutional Shares

                   Account (name(s) in which
                   registered)

                   Account number and amount
                   invested in the portfolio

                 o Complete a purchase application
                   and send it to us at the
                   address below
--------------------------------------------------------------------------------
By mail or       o Fill out and sign a purchase     o Send a check and a letter
express mail       application                        with your name, account
(see below)                                           number, the full name of
                 o Send it to us at the address       the portfolio and class,
                   below, along with an investment    and your investment
                   check made out to "Government      instructions to us at the
                   Securities Portfolio"              address below
--------------------------------------------------------------------------------
Regular, express,      Scudder Investments Service Company,
registered, or         Institutional Funds Client Services
certified mail:        222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606
--------------------------------------------------------------------------------
Fax number:            (800) 537-9960
--------------------------------------------------------------------------------

E-Mail address:        ifunds@scudder.com
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* The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Investors Cash Trust.

How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares
--------------------------------------------------------------------------------
By Expedited           If Expedited Redemption Service has been elected on the
Redemption Service     Purchase Application on file with the Transfer Agent,
                       redemption of shares may be requested   by:

                       o telephoning Client Services at (800) 537-3177

                       o faxing a request to (800) 537-9960
--------------------------------------------------------------------------------
By mail, express mail  Write a letter that includes:
or fax
                       o the portfolio, class, and account number from which you
                         want to sell shares

                       o the dollar amount or number of shares you want to sell

                       o your name(s), signature(s), and address, as they appear
                         on your account

                       o a daytime telephone number

                       Mail the letter to:

                         Scudder Investments Service Company
                         Institutional Funds Client Services
                         222 South Riverside Plaza, 33rd Floor
                         Chicago, IL 60606

                       or fax to:
                         (800) 537-9960
--------------------------------------------------------------------------------
By phone               o Call (800) 537-3177 for instructions
--------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Shareholders that are known to the portfolio and who intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order although you won't receive that day's dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

The share price is the net asset value per share or NAV. To calculate NAV for the share class, the portfolio uses the following equation:

  TOTAL ASSETS - TOTAL
       LIABILITIES
------------------------- = NAV
 TOTAL NUMBER OF SHARES
       OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies

o reject or limit purchases of shares for any reason without prior notice

o withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio has a regular schedule for paying out any earnings to shareholders:

o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: October, November or December or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the portfolio earnings you receive and your own portfolio transactions, generally depends on their type:

Generally taxed at ordinary income rates
-------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
-------------------------------------------------------------------
o taxable income dividends you receive from the portfolio
-------------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
-------------------------------------------------------------------

Generally taxed at capital gains rates
-------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
-------------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
-------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

       To Get More Information

       Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 537-3177.

       Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

       If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 537-3177.

--------------------------------------------------------------------------------

       Scudder Investments                         SEC
       -------------------------------------------------------------------------
       Institutional Funds Client Services         Public Reference Section
       222 South Riverside Plaza, 33rd Floor       Washington, D.C. 20549-0102
       Chicago, IL 60606-5808                      www.sec.gov
       http://institutionalfunds.scudder.com       (202) 942-8090
       (800) 537-3177











       Distributor
       Scudder Distributors, Inc.
       222 South Riverside Plaza
       Chicago, IL 60606-5808
       www.scudder.com
       e-mail info@scudder.com
       Tel (800) 621-1048


SCUDDER
INVESTMENTS


                                           SEC File Number:
A Member of
Deutsche Asset Management [LOGO]           Investors Cash Trust       811-6103

Investors Cash Trust
                                               Service Shares


                                               P R O S P E C T U S

                                               July 31, 2002




                                               Government Securities Portfolio

                                               Treasury Portfolio



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

I N V E S T O R S   C A S H   T R U S T



How the Portfolios Work                          How to Invest in the Portfolios

  2  Government Securities Portfolio              13  Policies You Should Know About

  6  Treasury Portfolio                           17  Understanding Distributions and Taxes

 10  Other Policies and Risks

 11  Who Manages and Oversees the Portfolios

 12  Financial Highlights

                                                             TICKER SYMBOL IGSXX



Government Securities Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA

3.45    2.95   4.03   5.83    5.33   5.93   5.35    5.47    6.26     3.98

1992    1993   1994   1995    1996   1997   1998    1999    2000     2001


2002 total return as of June 30: 0.84%

For the periods included in the bar chart:

Best Quarter: 1.62%, Q4 2000                    Worst Quarter: 0.57%, Q4 2001


-----------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
-----------------------------------------------------------------------

         1 Year                 5 Years                10 Years
-----------------------------------------------------------------------
        3.98%                   5.20%                  4.76%
-----------------------------------------------------------------------


For more recent Service Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

Total returns for 1992 through 2002 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/01: 1.88%

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)                      None
(paid directly from your investment)
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                            0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          None
--------------------------------------------------------------------------------
Other Expenses*                           0.13
--------------------------------------------------------------------------------
Total Annual Operating Expenses           0.28
--------------------------------------------------------------------------------
Expense Reimbursement**                   0.03
--------------------------------------------------------------------------------
Net Expenses**                            0.25
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** By contract, total annual operating expenses are capped at 0.25% through 7/31/2003.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare this portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
     $26           $87          $154             $353
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             TICKER SYMBOL ICTXX



Treasury Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the U.S. Government. The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA

3.33     2.89    4.02    5.75     5.20    5.75    5.21    5.30    6.09    3.74

1992     1993    1994    1995     1996    1997    1998    1999    2000    2001


2002 total return as of June 30: 0.78%

For the periods included in the bar chart:

Best Quarter: 1.57%, Q3 2000                    Worst Quarter: 0.51%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                     5 Years                  10 Years
--------------------------------------------------------------------------------
           3.74%                      5.02%                     4.63%
--------------------------------------------------------------------------------


For more recent Service Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

Total returns for 1992 through 2002 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/01: 1.73%

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)                      None
(paid directly from your investment)
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                            0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          None
--------------------------------------------------------------------------------
Other Expenses*                           0.17
--------------------------------------------------------------------------------
Total Annual Operating Expenses           0.32
--------------------------------------------------------------------------------
Expense Reimbursement**                   0.07
--------------------------------------------------------------------------------
Net Expenses**                            0.25
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** By contract, total annual operating expenses are capped at 0.25% through 7/31/2003.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare this portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
     $26           $96          $173             $399
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a portfolio's Board could change that portfolio's investment goal without seeking shareholder approval.

o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities. For Treasury Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities.

o The advisor measures credit quality at the time it buys securities using independent ratings and its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolios. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buys and sells securities for the portfolios, and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Below are the actual management fee rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:


------------------------------------------------------
Portfolio Name                     Fee Paid
------------------------------------------------------

Government Securities Portfolio     0.15%
------------------------------------------------------
Treasury Portfolio                  0.15%
------------------------------------------------------


The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in that portfolio's annual report (see "Shareholder reports" on the last page).

Government Securities Portfolio -- Service Shares

-----------------------------------------------------------------------------------------------------------
Years Ended March 31,                          2002         2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                           .03          .06           .05           .05           .05
-----------------------------------------------------------------------------------------------------------
Less distributions from net investment income  (.03)        (.06)         (.05)         (.05)         (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
-----------------------------------------------------------------------------------------------------------
Total Return (%)^a                             2.99         6.27          5.22          5.20          5.50
-----------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)          286          289           264           490           312
-----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) .28          .29           .33           .33           .38
-----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)  .25          .25           .25           .25           .25
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)             2.95         6.06          4.98          5.05          5.37
-----------------------------------------------------------------------------------------------------------


Treasury Portfolio -- Service Shares

-----------------------------------------------------------------------------------------------------------
Years Ended March 31,                          2002         2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------
Net investment income                           .03          .06           .05           .05           .05
-----------------------------------------------------------------------------------------------------------
Less distributions from net investment income  (.03)        (.06)         (.05)         (.05)         (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 1.00       $ 1.00        $ 1.00        $ 1.00        $ 1.00
-----------------------------------------------------------------------------------------------------------
Total Return (%)^a                             2.75         6.10          5.08          5.03          5.34
-----------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)           51           67            48            58            74
-----------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%) .32          .55^b         .46           .37           .38
-----------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)  .25          .25^b         .25           .25           .25
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)             2.84         5.89          4.94          4.92          5.21
-----------------------------------------------------------------------------------------------------------


^a   Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred with the reorganization in fiscal 2001 before and after expense reductions were .52% and .25%, respectively.

--------------------------------------------------------------------------------

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to each portfolio's Service Shares. The Government Securities Portfolio has two other share classes and the Treasury Portfolio has one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call
(800) 231-8568.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share price three times every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Government Securities Portfolio, and 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Treasury Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed.

For the Government Securities Portfolio, orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio.

For the Treasury Portfolio, shares purchased by wire will receive that day's dividend if effected at or prior to 2:00 p.m. Eastern time, otherwise, such shares will receive the dividend for the next calendar day.

Wire purchases should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (Government Securities Portfolio 44: 98-0120-0321-1; Treasury Portfolio 43: 98-7036-760-2) and for
further credit to your account.

Earlier deadlines may be established for certain types of transactions. See the portfolios' Statement of Additional Information for more information.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time for the Treasury Portfolio and 5:00 p.m. Eastern time for the Government Securities Portfolio on the next business day following receipt, and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

Upon receipt by Scudder Investments Service Company of a request in the form described below, shares of a portfolio will be redeemed at the next determined net asset value. If processed at 4:00 p.m. Eastern time for the Treasury Portfolio and 5:00 p.m. Eastern time for the Government Securities Portfolio, the shareholder will receive that day's dividend. Requests received by Scudder Investments Service Company for expedited wire redemptions prior to 12:00 p.m. Eastern time, in the case of the Treasury Portfolio, and prior to 2:00 p.m. Eastern time, in the case of the Government Securities Portfolio, will result in shares being redeemed that day, and normally proceeds will be sent to the designated account that day. However, you will not receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219153
Kansas City, MO 64121-9153

Your financial services firm may set its own minimum investment, although that set by each portfolio is as follows:

o    Minimum initial investment: $1,000,000

o    Subsequent investments may be made in any amount.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

How the portfolios calculate share price

For each portfolio in this prospectus, the share price is its net asset value per share or NAV. To calculate NAV, each share class of each portfolio uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES       = NAV
                 ----------------------------------
                 TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o    reject or limit purchases of shares for any reason

o    withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios have regular schedules for paying out any earnings to shareholders:

o    Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: October, November or December or otherwise as needed

Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets.

Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the portfolio earnings you receive and your own portfolio transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything each portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 231-8568.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about each portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 231-8568.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov

SEC File Number
Investors Cash Trust                811-6103

                                                                     SCUDDER
                                                                   INVESTMENTS




                              Government Securities Portfolio


        Prospectus

--------------------------------------------------------------------------------
                              July 31, 2002
--------------------------------------------------------------------------------
                            |
                            | Scudder
                            | Government Cash Managed Shares
                            | Fund #244





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


GOVERNMENT SECURITIES PORTFOLIO -- GOVERNMENT CASH MANAGED SHARES



 How the Portfolio Works                     How to Invest in the Portfolio

   3  The Portfolio's Main Investment         10  Policies You Should Know About
      Strategy
                                              11  How to Buy Shares
   4  The Main Risks of Investing in
      the Portfolio                           12  How to Sell Shares

   5  The Portfolio's Performance History     17  Understanding Distributions
                                                  and Taxes
   6  NO TAGHow Much Investors Pay

   7  Other Policies and Risks

   8  Who Manages and Oversees the
      Portfolio

   9  Financial Highlights

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a $1.00 stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Managed Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2001
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000      6.05
2001      3.80


2002 total return as of June 30: 0.75%
For the periods included in the bar chart:
Best Quarter: 1.59%, Q4 2000              Worst Quarter: 0.51%, Q4 2001


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

                1 Year                              Since Inception*
--------------------------------------------------------------------------------
                3.80%                                    4.94%
--------------------------------------------------------------------------------


*  Inception date is 11/17/1999.

For more recent Managed Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

7-day yield as of 12/31/01: 1.70%

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)               None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                     0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                   0.15
--------------------------------------------------------------------------------
Other Expenses*                                    0.13
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    0.43
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

Based on the figures above, this example helps you compare the portfolio's Managed Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

       1 Year                3 Years               5 Years           10 Years
--------------------------------------------------------------------------------
         $44                   $138                  $241              $542
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the portfolio's Board could change the portfolio's investment goal without seeking shareholder approval.

o The Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

o The advisor measures credit quality at the time it buys securities using independent ratings and its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.15% of its average daily net assets.

The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


Government Securities Portfolio -- Managed Shares

--------------------------------------------------------------------------------
 Years Ended March 31,                                  2002     2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00   $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Net investment income                                    .03      .06      .02
--------------------------------------------------------------------------------
Less distributions from net investment income           (.03)    (.06)    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00   $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                                        2.78     6.11     1.96**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    55       92       41
--------------------------------------------------------------------------------
Ratio of expenses (%)                                    .43      .43      .51*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                      2.77     5.88     5.44*
--------------------------------------------------------------------------------


^a For the period November 17, 1999 (commencement of operations) to March 31,
   2000.

*  Annualized

** Not annualized

How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Managed Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Managed Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

How to Buy Shares

Use these instructions to make investments.

Buying shares    First investment                    Additional investments
---------------------------------------------------------------------------------
                 $100,000 or more for all accounts*  o $1,000 or more for regular accounts

                                                     o $100 or more for IRAs

                                                     o $50 or more with an
                                                       automatic investment plan

---------------------------------------------------------------------------------
By wire          o Call (800) 537-3177 to open an    o Instruct the wiring bank
                   account and get an account          to transmit the specified
                   number                              amount to UMB Bank, N.A.
                                                       with the information
                 o Instruct wiring bank to             stated to the left.
                   transmit the specified amount
                   to:

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101-000-695
                   DDA #244:98-0120-0321-1

                   Attention: Government
                   Securities Portfolio -- Managed
                   Shares

                   Account (name(s) in which
                   registered)

                   Account number and amount
                   invested in the portfolio

                 o Complete a purchase application
                   and send it to us at the
                   address below
---------------------------------------------------------------------------------
By mail or       o Fill out and sign a purchase      o Send a check and a letter
express mail       application                         with your name, account
(see below)                                            number, the full name of
                 o Send it to us at the address        the portfolio and class,
                   below, along with an investment     and your investment
                   check made out to "Government       instructions to us at the
                   Securities Portfolio"               address below
---------------------------------------------------------------------------------
With an automatic      o To set up regular investments, call (800) 537-3177
investment plan
---------------------------------------------------------------------------------
Regular, express,      Scudder Investments Service Company,
registered, or         Institutional Funds Client Services
certified mail:        222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606
---------------------------------------------------------------------------------
Fax number:            (800) 537-9960
---------------------------------------------------------------------------------
E-Mail address:        ifunds@scudder.com
---------------------------------------------------------------------------------

* The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Investors Cash Trust.

How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares
--------------------------------------------------------------------------------
By Expedited           If Expedited Redemption Service has been elected on the
Redemption Service     Purchase Application on file with the Transfer Agent,
                       redemption of shares may be requested   by:

                       o telephoning Client Services at (800) 537-3177

                       o faxing a request to (800) 537-9960
--------------------------------------------------------------------------------
By mail, express mail  Write a letter that includes:
or fax
                       o the portfolio, class, and account number from which you
                         want to sell shares

                       o the dollar amount or number of shares you want to sell

                       o your name(s), signature(s), and address, as they appear
                         on your account

                       o a daytime telephone number

                       Mail the letter to:

                         Scudder Investments Service Company
                         Institutional Funds Client Services
                         222 South Riverside Plaza, 33rd Floor
                         Chicago, IL 60606

                       or fax to:
                         (800) 537-9960
--------------------------------------------------------------------------------
By phone               o Call (800) 537-3177 for instructions
--------------------------------------------------------------------------------
With an automatic      o To set up regular cash payments from your account,
investment plan          call (800) 537-3177
--------------------------------------------------------------------------------
Using Checkwriting     o Call (800) 537-3177
--------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions and the availability of investments for the portfolio. Shareholders that are known to the portfolio and intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. A $10 service charge will be assessed for checks that are written for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order, although you won't receive that day's dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay:
10 days) or when unusual circumstances prompt the SEC to allow further delays.

Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

The share price is the net asset value per share or NAV. To calculate NAV for the share class, the portfolio uses the following equation:

  TOTAL ASSETS - TOTAL
       LIABILITIES
--------------------------  = NAV
 TOTAL NUMBER OF SHARES
       OUTSTANDING

The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below the required minimum, we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies

o reject or limit purchases of shares for any reason without prior notice

o withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from the portfolio:

Generally taxed at ordinary income rates
----------------------------------------------------------------
o short-term capital gains from selling portfolio shares
----------------------------------------------------------------
o taxable income dividends you receive from the portfolio
----------------------------------------------------------------
o short-term capital gains distributions you receive from the portfolio
----------------------------------------------------------------

Generally taxed at capital gains rates
----------------------------------------------------------------
o long-term capital gains from selling portfolio shares
----------------------------------------------------------------
o long-term capital gains distributions you receive from the portfolio
----------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

       Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

       Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

       If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

       Scudder Investments                         SEC
       ------------------------------------------------------------------------
       Institutional Funds Client Services         Public Reference Section
       222 South Riverside Plaza, 33rd Floor       Washington, D.C. 20549-0102
       Chicago, IL 60606-5808                      www.sec.gov
       http://institutionalfunds.scudder.com       (202) 942-8090
       (800) 537-3177


       Distributor
       Scudder Distributors, Inc.
       222 South Riverside Plaza
       Chicago, IL 60606-5808
       www.scudder.com
       e-mail info@scudder.com
       Tel (800) 621-1048


SCUDDER
INVESTMENTS


                                                  SEC File Number:
A Member of
Deutsche Asset Management [LOGO]                  Investors Cash Trust 811-6103

Premier Money Market Shares

                  P R O S P E C T U S

                  July 31, 2002

                  Money Market Portfolio

                  Government Securities Portfolio

                  Tax-Exempt Portfolio

                  Treasury Portfolio











                  As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

PREMIER MONEY MARKET SHARES

How the Portfolios Work                      How to Invest in the Portfolios

  1   Money Market Portfolio                 22  Policies You Should Know About

  5   Government Securities Portfolio        26  Understanding Distributions and
                                                 Taxes
  9   Tax-Exempt Portfolio

 13   Treasury Portfolio

 17   Other Policies and Risks

 18   Who Manages and Oversees the Portfolios

 19   Financial Highlights

--------------------------------------------------------------------------------

Money Market Portfolio

The Portfolio's Main
Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing in high quality short-term securities, as well as certain repurchase agreements that are backed by these securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows the total returns for the portfolio's Premier Money Market Shares first complete calendar year, which may give some idea of risk. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2001
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                                       3.40

--------------------------------------------------------------------------------

                                                                       2001

2002 total return as of June 30: 0.53%
For the period included in the bar chart:
Best Quarter: 1.24%, Q1 2001            Worst Quarter: 0.42%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                Since Inception*
------------------------------------------------------
           3.40%                      4.48%
------------------------------------------------------

* Commencement of operations date is 2/23/00.

Total return from inception through 2001 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2001: 1.25%

For more recent Premier Money Market Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                                 None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                       0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                             0.25
--------------------------------------------------------------------------------
Other Expenses*                                                      0.56
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      0.97
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
     $99           $309         $536        $1,190
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Government Securities Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality, it could hurt the portfolio's performance.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows the total returns for the portfolio's Premier Money Market Shares first complete calendar year, which may give some idea of risk. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2001
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                                  3.29

--------------------------------------------------------------------------------

                                                                 2001

2002 total return as of June 30: 0.51%
For the period included in the bar chart:
Best Quarter: 1.23%, Q1 2001              Worst Quarter: 0.38%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                Since Inception*
------------------------------------------------------
           3.29%                      4.36%
------------------------------------------------------

* Commencement of operations date is 3/1/00.

Total return for 2001 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2001: 1.13%

For more recent Premier Money Market Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                        None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                              0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                    0.25
--------------------------------------------------------------------------------
Other Expenses*                                             0.57
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             0.98
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------------------------
     $100          $312         $542              $1,201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Exempt Portfolio

The Portfolio's Main
Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

The portfolio may buy many types of municipal securities, including industrial development bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio currently intends to buy securities that are in the top credit grade for short-term debt securities. The portfolio currently intends to buy securities whose remaining maturities are no longer than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain geographic regions or sectors of the municipal market, the portfolio increases its exposure to any factors affecting these regions or sectors.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states and localities

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows the total returns for the portfolio's Premier Money Market Shares first complete calendar year, which may give some idea of risk. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2001
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                             1.93

--------------------------------------------------------------------------------

                                                             2001

2002 total return as of June 30: 0.27%
For the period included in the bar chart:
Best Quarter: 0.64%, Q1 2001             Worst Quarter: 0.29%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                Since Inception*
------------------------------------------------------
           1.93%                      2.60%
------------------------------------------------------


* Commencement of operations date is 3/7/00.

7-day yield as of December 31, 2001: 1.03%

For more recent Premier Money Market Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                        None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                              0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                    0.25
--------------------------------------------------------------------------------
Other Expenses*                                             0.50
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             0.91
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
     $93           $290         $504             $1,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Treasury Portfolio

The Portfolio's Main
Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the U.S. Government.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could affect the performance of the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o over time, inflation may erode the real value of an investment in the portfolio

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows the total returns for the portfolio's Premier Money Market Shares first complete calendar year, which may give some idea of risk. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2001
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                         2.98

--------------------------------------------------------------------------------

                                                         2001

2002 total return as of June 30: 0.44%
For the period included in the bar chart:
Best Quarter: 1.21%, Q1 2001              Worst Quarter: 0.32%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------

          1 Year                Since Inception*
------------------------------------------------------
           2.98%                      4.02%
------------------------------------------------------

* Commencement of operations date is 4/28/00.

Total return for 2001 would have been lower if operating expenses hadn't been reduced.

7-day yield as of December 31, 2001: 1.12%

For more recent Premier Money Market Shares performance information, including yield information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)          None
------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
------------------------------------------------------
Management Fee                                0.15%
------------------------------------------------------
Distribution (12b-1) Fee                      0.25
------------------------------------------------------
Other Expenses*                               0.53
------------------------------------------------------
Total Annual Operating Expenses**             0.93
------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** The advisor will cap expenses voluntarily at 1.00%. This cap may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years          10 Years
--------------------------------------------------------------------------------
     $95           $296         $515             $1,143
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, Treasury Portfolio's Board could change the portfolio's investment goal without seeking shareholder approval.

o For Government Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by these securities. For Treasury Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by treasury securities.

o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.

o The advisor measures credit quality at the time it buys securities using independent ratings and its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio                     0.16%
------------------------------------------------------
Government Securities Portfolio            0.16%
------------------------------------------------------
Tax-Exempt Portfolio                       0.16%
------------------------------------------------------
Treasury Portfolio                         0.15%
------------------------------------------------------

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each portfolio's financial statements, is included in that portfolio's annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Premier Money Market Shares

-------------------------------------------------------------------------------------------------------------------
Years Ended April 30,                                                             2002        2001        2000^a
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                               .02         .05         .01
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                     (.02)       (.05)       (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                   2.14      5.56^b     .94^b**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            2,552       2,236          11
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                     .97       .97^c        .98*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                      .97       .96^c        .95*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                 2.09        5.37       5.19*
-------------------------------------------------------------------------------------------------------------------

^a       For the period February 23, 2000 (commencement of operations) to April
         30, 2000.

^b Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .95% and .95%, respectively.

*        Annualized

**       Not annualized

                                       19

Government Securities Portfolio -- Premier Money Market Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                             2002        2001       2000^d
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                .02        .05         .01
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                      (.02)      (.05)       (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    2.03     5.46^b       .84**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                             1,384      1,300           4
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                      .98      .98^e       1.00*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                       .98      .97^e       1.00*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                  1.97       5.24       5.01*
-------------------------------------------------------------------------------------------------------------------

^b Total return would have been lower had certain expenses not been reduced.

^d       For the period March 1, 2000 (commencement of operations) to April 30,
         2000.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .96% and .96%, respectively.

*        Annualized

**       Not annualized


Tax-Exempt Portfolio -- Premier Money Market Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                             2002        2001       2000^a
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                .01        .03         .01
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                      (.01)      (.03)       (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    1.25       3.21       .45**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                               101         87         .40
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                .91      .97^b        .96*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income(%)                                                   1.25       3.06       3.05*
-------------------------------------------------------------------------------------------------------------------

^a       For the period March 7, 2000 (commencement of operations) to April 30,
         2000.

^b The ratio of operating expenses excluding costs incurred in connection with the reorganization was .97%.

*        Annualized

**       Not annualized

                                       20

Treasury Portfolio -- Premier Money Market Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                                                           2002     2001^a
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                           $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              .02      .05
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                                    (.02)    (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                                  1.99  5.04^b**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                             21       22
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                    .93  1.12^c*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                     .93  1.00^c*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                2.16    5.20*
-------------------------------------------------------------------------------------------------------------------

^a       For the period April 28, 2000 (commencement of operations) to March 31,
         2001.

^b Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred with the reorganization in fiscal 2001 before and after expense reductions were 1.10% and 1.00% respectively.

*        Annualized

**       Not annualized

--------------------------------------------------------------------------------

How to Invest in the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to each portfolio's Premier Money Market Shares. Money Market Portfolio and Tax-Exempt Portfolio each have three other share classes; Government Securities Portfolio and Treasury Portfolio each have one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.25% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Policies About Transactions

The portfolios are open for business each day the New York Stock Exchange is open.

Normally, the portfolios calculate their share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio; at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Treasury Portfolio; at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

For Government Securities Portfolio and Treasury Portfolio, wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 4:00 p.m. Eastern time (for Tax-Exempt Portfolio and Treasury Portfolio) or 9:00 p.m. (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above.

For Money Market Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of a portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (Money Market Portfolio 346: 98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8;
Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2)
and further credit to your account number.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time (4:00 p.m. Eastern time for Money Market Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100 or for more than $5,000,000 and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.

When you want to sell more than $50,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government Securities, Tax-Exempt and Treasury Portfolios only it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolios calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o for each portfolio except Money Market Portfolio, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o        change, add or withdraw various services, fees and account policies

o        reject or limit purchases of shares for any reason without prior notice

o        withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios intend to declare income dividends daily, and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following table shows the usual tax status of transactions in portfolio shares as well as that of any taxable distributions from the portfolios:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------
Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial services firm or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Numbers:

Cash Account Trust                  811-5970
Money Market Portfolio
Government Securities Portfolio
Tax-Exempt Portfolio

Investors Cash Trust
Treasury Portfolio                          811-6103

                              INVESTORS CASH TRUST

                         Government Securities Portfolio


                  Scudder Government Cash Institutional Shares
                     Scudder Government Cash Managed Shares














                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2002

This Statement of Additional Information contains information about Scudder Government Cash Institutional Shares ("Institutional Shares") and Scudder Government Cash Managed Shares ("Managed Shares", collectively, the "Shares") of Government Securities Portfolio (the "Portfolio") offered by Investors Cash Trust (the "Trust"). This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses for Institutional Shares and Managed Shares of the Portfolio, as amended from time to time, copies of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048 (for Managed Shares) and 1-800-537-3177 (for Institutional Shares), or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolio, dated March 31, 2002 accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolio's objective will be met.

This Statement of Additional Information is incorporated by reference into the prospectuses.

                                TABLE OF CONTENTS

                                                                                                               Page

INVESTMENT RESTRICTIONS...........................................................................................1

INVESTMENT POLICIES AND TECHNIQUES................................................................................2


Investment Advisor................................................................................................7


PORTFOLIO TRANSACTIONS...........................................................................................11
   Brokerage.....................................................................................................11

PORTFOLIO SERVICE PROVIDERS......................................................................................11
   Underwriter...................................................................................................11
   Independent Auditors and Reports to Shareholders..............................................................13
   Legal Counsel.................................................................................................13
   Fund Accounting Agent.........................................................................................13
   Custodian, Transfer Agent And Shareholder Service Agent.......................................................13

PERFORMANCE......................................................................................................14

PURCHASE AND REDEMPTION OF SHARES................................................................................15

DIVIDENDS........................................................................................................20

TAXES............................................................................................................21

NET ASSET VALUE..................................................................................................21

OFFICERS AND TRUSTEES............................................................................................22

TRUST ORGANIZATION...............................................................................................31

FINANCIAL STATEMENTS.............................................................................................33

                             INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which, together with the investment objectives and policies of the Portfolio (except for the policies designated as nonfundamental below), may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio has elected to be classified as a diversified series of an open-end investment company.

As a matter of fundamental policy, the Portfolio may not:

1.       borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.       purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

7. make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are nonfundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio's shareholders:

The Portfolio may not:

1. borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes;

2. lend portfolio securities in an amount greater than 5% of its total assets; or

3.       invest more than 10% of net assets in illiquid securities.

The Portfolio will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Portfolio's net assets, valued at the time of the transaction, would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES


The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with the stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.


The Portfolio is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio currently offers three classes of shares: the Service Shares, the Government Cash Managed Shares, and the Government Cash
Institutional Shares. Institutional and Managed Shares of the Government Securities Portfolio are described herein. Because the Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The Portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust's Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio is subject to its applicable investment restrictions relating to borrowing.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a money market fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that rule, a fund's Board has approved policies established by a fund's Advisor reasonably calculated to prevent a fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and a fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a fund's investments, a fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. A fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a fund may not make more than one such investment at any time during such period. A fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a fund. Further, a fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by a fund.

The assets of a fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of a fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a fund will vary according to the management's appraisal of money market conditions. A fund will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.


Repurchase Agreements. A fund may invest in repurchase agreements, which are instruments under which the fund acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff. Currently, a fund will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.


A repurchase agreement provides a means for a fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price on the date of repurchase. In either case, the income to a fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the a fund has not perfected an interest in the Obligation, the fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a fund's Board , if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Third Party Puts. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals not exceeding 397 calendar days to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the fund will be that of holding such a long-term bond and the weighted average maturity of the fund's portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund's portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. Government Securities. There are two broad categories of U.S. Government debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in the fund's portfolio does not guarantee the net asset value of the shares of the fund. There are market risks inherent in all investments in securities and the value of an investment in the fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of the fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

                               INVESTMENT ADVISOR

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for the Portfolio, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Portfolio, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 it introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder was acquired by Deutsche Bank AG.

The Advisor manages the Portfolio's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. Pursuant to an investment management agreement with the Portfolio, the Advisor acts as the Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions.

Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.

In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

The present investment management agreement for Investors Cash Trust (the "Agreement") was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement will continue in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Portfolio.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management for the Portfolio consistent with the Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Portfolio's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to the Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio's Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a fund (such as the Portfolio's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolio's federal, state and local tax returns; preparing and filing the Portfolio's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Portfolio under applicable federal and state securities laws; maintaining the Portfolio's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolio's operating budget; processing the payment of the Portfolio's bills; assisting the Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

For these services, the Trust pays the Advisor a monthly investment fee of 1/12 of 0.15% of the average daily net assets of the Government Securities Portfolio and Treasury Portfolio (a separate portfolio of the Trust). The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. For fiscal years ended March 31, 2000, 2001 and 2002, the Trust incurred investment management fees for the Government Securities Portfolio of $560,500, $571,678 and $674,923, respectively.

Under its Agreement, the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolio's expense.

The Board meets periodically to review the investment performance of the Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. At least annually, the Trustees, including the Non-interested Trustees, review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Portfolios' investment performance, qualifications and experience of personnel of the Advisor rendering services, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates, the Advisor's profit, and comparative information regarding fees, expenses and performance of competitive funds.

Board Approval of New Investment Management Agreements

The Board approved a new investment management agreement with the Advisor for the Portfolio at a special meeting on February 4, 2002, subject to approval by shareholders, which was obtained on March 28, 2002. The new investment management agreement took effect on April 5, 2002, in conjunction with the consummation of a transaction in which Deutsche Bank AG ("Deutsche Bank") acquired 100% of the outstanding voting securities of the Advisor.

The terms of the new investment management agreement are substantially identical to the terms of the former investment management agreement, the renewal of which the Board had approved on September 26, 2001.

In considering whether to approve the new investment management agreement for the Portfolio, the Board was given extensive information about the proposed change in control of the Advisor. The Board also met many times to discuss the transaction with Deutsche Bank, and the Non-interested Trustees met numerous times separately. Throughout the process, the Non-interested Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations. In addition, the Non-interested Trustees engaged various consultants to help them evaluate the proposed transaction.

In connection with its review of the new investment management agreement, the Board obtained substantial information regarding: the management, financial position and business of Deutsche Bank; the history of Deutsche Bank's business and operations; the investment performance of the investment companies advised by Deutsche

Asset Management; the proposed structure, operations and investment processes of the combined investment management organization after the transaction; and the future plans of Deutsche Bank and the Advisor with respect to the Advisor's affiliated entities and the Portfolio. The Board also received information regarding the terms of the transaction, anticipated management of the combined organization, the resources that Deutsche Bank intended to bring to the combined organization and the process being followed by Deutsche Bank and the Advisor to integrate their organizations. The Board also reviewed current and pro forma staffing and financial information for the combined organization, along with Deutsche Bank's plans to reduce its expenses through reduction of organizational redundancies and the achievement of synergies and efficiencies.

Deutsche Bank identified to the Board one of the key focuses of the transaction as being the creation of a single disciplined, globally integrated investment management organization combining the strengths of the various investment advisory entities that comprise Deutsche Asset Management and the Advisor. The Non-interested Trustees met with the chief global investment officer of the proposed combined organization, who articulated Deutsche Bank's plan to create a global research-centric investment management organization. The Board considered that Deutsche Bank proposed a new chief global investment officer and other significant personnel changes for the Advisor. The Board considered the experience and track records of identified senior investment personnel that would be part of the combined investment management organization. The Board considered Deutsche Bank's plans for distribution and marketing, shareholder servicing, investment operations, accounting and administration.


Board Considerations of Annual Renewal of Former Investment Management Agreement


The Board of Trustees approved the renewal of the Portfolio's advisory contract on September 26, 2001. As part of the annual contract review process, commencing in July, the Board, as a whole, the Non-interested Trustees, separately, and the Portfolio's Oversight Committee met on several occasions to consider the renewal of each Portfolio's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented its findings and recommendations to the Non-interested Trustees as a group. The
Non-interested Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2001, the Board concluded that the terms of the investment management agreement between the Advisor and the Portfolio are fair and reasonable and the continuance of the agreement is in the best interest of the Portfolio.

In connection with their meetings, the Oversight Committee and Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including (i) information about the nature and quality of services provided by the Advisor under the investment management agreement; (ii) information about the management fees, expense ratios and asset sizes of the Portfolio relative to peer groups; (iii) information about the level of the Advisor's profits with respect to the management of the Portfolio, including the methodology used to allocate costs among funds advised by the Advisor; (iv) information about the short-term and long-term performance of the Portfolio relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolio, including revenues derived from services provided to the Portfolio by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolio and their shareholders.

Investment Performance. The Board reviewed the Portfolio's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered the Portfolio's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolio, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolio. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolio and whether the Portfolio has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolio.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

The Portfolio, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolio, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             PORTFOLIO TRANSACTIONS

Brokerage

Allocations of brokerage may be placed by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Portfolio for such purchases. During the last three fiscal years the Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   agreement   ("Distribution
Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, SDI acts as agent of the Trust in the sale of its shares of the Portfolio. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the shares not otherwise paid by dealers and other financial services firms. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.


The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.

Administrative services are provided to the Managed Shares of the Portfolio under an shareholder services agreement ("Services Agreement") with SDI. SDI bears all its expenses of providing services pursuant to the Services Agreement between SDI and the Managed Shares of the Portfolio, including the payment of service fees. Pursuant to a Rule 12b-1 Plan, Managed Shares of the Portfolio currently pay SDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.25% of average daily net assets.

The Managed Shares has approved a Rule 12b-1 Plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Managed Shares pay an administrative services fee to SDI as a percentage of average daily net assets for services provided for the benefit of the Portfolio and the shareholders. The fee is paid pursuant to the Plan. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The 12b-1 Plan may not be amended to increase the fee to be paid by the Portfolio without approval by a majority of the outstanding voting securities of the Managed Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. The 12b-1 Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. As applicable, the Portfolios of the Trust will vote separately with respect to the 12b-1 Plan.

During the fiscal years ended March 31, 2000, 2001, and 2002, the Managed Shares of Government Securities Portfolio incurred administrative services fees of $17,760, $70,353 and $92,709, respectively, and SDI (or the Advisor as predecessor to SDI) paid $13,095 (from inception of class through March 31,
2000), $77,683 and $71,511, respectively, as service fees to firms.

SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Managed
Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.15% of the average daily net assets in the Portfolio's Managed Shares accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of SDI.

In addition, SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.

SDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.

Independent Auditors and Reports to Shareholders

The financial highlights of the Portfolio included in the Portfolio's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel


Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, IL 60601, serves as legal counsel to the Trust.


Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Custodian, Transfer Agent And Shareholder Service Agent


State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. State Street also acts as transfer agent for the Funds. Pursuant to a services agreement with State Street, Scudder Investments Service Company (SISC), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.


The Portfolio has entered in to arrangements whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the fiscal year ended March 31, 2002, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $4,700 and $187, respectively, under these arrangements.

The following shows the shareholder service fees remitted to SISC for the Portfolio's three most recent fiscal years:

                                     Fees Paid to SISC
Portfolio                            Fiscal year 2002             Fiscal Year 2001             Fiscal Year 2000
---------                            ----------------             ----------------             ----------------

Government
Securities Portfolio                      $73,037                      $86,318                      $50,545

Pursuant to the services agreement, shareholder service fees of $44,261 and $21,383 were not imposed after an expense waiver for the fiscal years ended March 31, 2002 and March 31, 2001, respectively.

Prior to August 31, 2000, Investors Fiduciary Trust Company ("IFTC") remitted fees to SISC; SSBTC and IFTC were affiliates and combined businesses. Effective January 1, 1999 until August 31, 2000, the amount charged by IFTC was based on annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, an asset-based fee of 0.08% and out-of-pocket reimbursement.

                                   PERFORMANCE


From time to time, the Portfolio may advertise several types of performance information for a Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net invested income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The historical performance calculation for a Portfolio may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. The Advisor (or certain affiliates) has contractually agreed to absorb certain operating expenses of the Portfolio to the extent specified in the prospectus. Without this expense absorption, the performance results noted herein for the Government Securities Portfolio would have been lower.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended March 31, 2002, the Institutional Shares' seven-day yield was 1.79% and the Managed Shares' seven-day yield was 1.51%.

The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended March 31, 2002, the Institutional Shares' seven-day effective yield was 1.80% and the Managed Shares' effective seven-day yield was 1.52%.

The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Portfolio's yield will fluctuate. Shares of the Portfolio are not insured.

The performance of the Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued except upon written request. Share certificates now in a shareholder's possession may be sent to the Portfolio's transfer agent, State Street (the "Transfer Agent") for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Portfolio's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Portfolio's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Portfolio through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Portfolio through the Shareholder Service Agent for these services.

Purchase of Shares

Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment in the Institutional Shares. These minimums may be changed at any time in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination for the Portfolio.

The Portfolio, Shareholder Servicing Agent and Cash Products Group each reserves the right to reject any purchase order. The Portfolio will accept purchase orders after 4:00 p.m. Eastern time and before 5:00 p.m. Eastern time, but will reject certain purchase orders after 2:00 p.m. Eastern time. Orders received between 2:00 p.m. and 4:00 p.m. eastern time will be accepted from existing Portfolio shareholders only. In addition, purchase orders received after 2:00 p.m. may be rejected based upon maximum limits set by the Portfolio as to purchases from a single investor and as to the aggregate amount of purchases accepted after 2:00 p.m. on a given day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Portfolio bank account (144:98-0120-

0321-1 for the Institutional Shares and 244:98-0120-0321-1 for the Managed Shares) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at or prior to 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. Upon receipt by a shareholder services agent of a redemption request before 2:00 p.m. Eastern time, with proceeds to be sent by wire, the shareholder will not receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.

In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is the Portfolio's present policy to redeem in cash, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see "Redemptions by Draft") until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


The Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.


Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Scudder Investments Service Company, 222 South Riverside Plaza, Chicago, IL 60606. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing, subject to the limitations on liability described under "General" above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder

Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. (Managed Shares Only) Upon request, shareholders will be provided with drafts to be drawn on Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000, a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Automatic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) trusteed by State Street Bank ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 (for Managed Shares) and 1-800-537-3177 (for Institutional
Shares) or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the last calendar of each month if a business day, otherwise on the next business day. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional shares of this Portfolio, respectively, and also must maintain a minimum account value of $100,000 and $1,000,000 in the corresponding shares of the fund in which dividends are reinvested.


The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. Since the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.


If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income and the diversification of its assets. The Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's ordinary taxable income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during any prior calendar year. Although the Portfolio's distribution policies should enable it to avoid excise tax liability, the Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Portfolio.


Any loss realized upon the redemption of shares held for six months or less at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Portfolio with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

                                 NET ASSET VALUE

The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

                              OFFICERS AND TRUSTEES

Investors Cash Trust

The following table presents certain information regarding the Trustees and Executive Officers of the Trust as of July 31, 2002. Each Trustee's age as of
July 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Portfolio does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Non-interested Trustees

                                                                      Number of
Name, Age and                                                         Funds/Portfolios in
Position(s) Held          Length of       Principal Occupation(s)     Fund Complex
with the Trust            Time Served*    During Past 5 Years         Overseen              Other Directorships Held
--------------                 ------     -------------------         --------              ------------------------

John W. Ballantine        1999-present    Retired; formerly,          83                    Enron Corporation (energy trading
(56)                                      Executive Vice President                          firm) (effective May 30, 2002);
Trustee                                   and Chief Risk Management                         First Oak Brook Bancshares, Inc.;
                                          Officer, First Chicago                            Oak Brook Bank; Tokheim Corporation
                                          NBD Corporation/The First                         (designer, manufacturer and servicer
                                          National Bank of Chicago                          of electronic and mechanical
                                          (1996-1998); formerly,                            petroleum marketing systems)
                                          Executive Vice President
                                          and Head of International
                                          Banking (1995-1996)

                                       22

                                                                      Number of
Name, Age and                                                         Funds/Portfolios in
Position(s) Held          Length of       Principal Occupation(s)     Fund Complex
with the Trust            Time Served*    During Past 5 Years         Overseen              Other Directorships Held
--------------                 ------     -------------------         --------              ------------------------

Lewis A. Burnham          1977-present    Retired; formerly,          83                    None
(69)                                      Director of Management
Trustee                                   Consulting, McNulty &
                                          Company; formerly,
                                          Executive Vice President,
                                          Anchor Glass Container
                                          Corporation

Donald L. Dunaway         1980-present    Retired; formerly,          83                    None
(65)                                      Executive Vice President,
Trustee                                   A.O. Smith Corporation
                                          (diversified manufacturer)

James R. Edgar            1999-present    Distinguished Fellow,       83                    Kemper Insurance Companies; John B.
(56)                                      University of Illinois                            Sanfilippo & Son, Inc.
Trustee                                   Institute of Government                           (processor/packager/marketer of
                                          and Public Affairs;                               nuts, snacks and candy products);
                                          formerly, Governor, State                         Horizon Group Properties, Inc.,
                                          of Illinois                                       Youbet.com, Inc. (online wagering
                                                                                            platform of Churchill Downs, Inc.)

Paul K. Freeman           2002-present    President, Cook Street      97                    None
(52)                                      Holdings (consulting);
Trustee                                   Adjunct Professor,
                                          University of Denver;
                                          Consultant, World
                                          Bank/Inter-American
                                          Development Bank;
                                          formerly, Project Leader,
                                          International Institute
                                          for Applied Systems
                                          Analysis (1998-2001);
                                          formerly, Chief Executive
                                          Officer, The Eric Group
                                          Inc. (environmental
                                          insurance) (1986-1998)

                                       23

                                                                      Number of
Name, Age and                                                         Funds/Portfolios in
Position(s) Held          Length of       Principal Occupation(s)     Fund Complex
with the Trust            Time Served*    During Past 5 Years         Overseen              Other Directorships Held
--------------                 ------     -------------------         --------              ------------------------

Robert B. Hoffman         1981-present    Retired; formerly,          83                    None
(65)                                      Chairman, Harnischfeger
Trustee                                   Industries, Inc.
                                          (machinery   for   mining   and  paper
                                          industries);  formerly,  Vice Chairman
                                          and Chief Financial Officer,  Monsanto
                                          Company (agricultural,  pharmaceutical
                                          and    nutritional/food     products);
                                          formerly,  Vice  President,   Head  of
                                          International     Operations,      FMC
                                          Corporation (manufacturer of machinery
                                          and chemicals)

Shirley D. Peterson       1995-present    Retired; formerly,          83                    Bethlehem Steel Corp.
(60)                                      President, Hood College;
Trustee                                   formerly, Partner,
                                          Steptoe & Johnson (law
                                          firm); formerly,
                                          Commissioner, Internal
                                          Revenue Service;
                                          formerly, Assistant
                                          Attorney General (Tax),
                                          U.S. Department of Justice

Fred B. Renwick           1988-present    Retired; Professor          83                    The Wartburg Foundation; The
(72)                                      Emeritus of Finance, New                          Investment Fund for Foundations;
Trustee                                   York University, Stern                            Chairman, Finance Committee of
                                          School of Business                                Morehouse College Board of Trustees;
                                                                                            American Bible Society Investment
                                                                                            Committee; formerly, Director of
                                                                                            Board of Pensions, Evangelical
                                                                                            Lutheran Church in America;
                                                                                            formerly, member of the Investment
                                                                                            Committee of Atlanta University
                                                                                            Board of Trustees

                                       24

                                                                      Number of
Name, Age and                                                         Funds/Portfolios in
Position(s) Held          Length of       Principal Occupation(s)     Fund Complex
with the Trust            Time Served*    During Past 5 Years         Overseen              Other Directorships Held
--------------                 ------     -------------------         --------              ------------------------

William P. Sommers        1979-present    Retired; formerly,          83                    PSI Inc.(engineering and testing
(69)                                      President and Chief                               firm); Evergreen Solar, Inc.
Trustee                                   Executive Officer, SRI                            (develop/manufacture solar electric
                                          International (research                           system engines); H2Gen (manufacture
                                          and development);                                 hydrogen generators); Zassi Medical
                                          formerly, Executive Vice                          Evolutions, Inc. (specialists in
                                          President, Iameter                                intellectual property opportunities
                                          (medical information and                          in medical device arena)
                                          educational service
                                          provider); formerly,
                                          Senior Vice President and
                                          Director, Booz, Allen &
                                          Hamilton Inc. (management
                                          consulting firm)

John G. Weithers          1993-present    Retired; formerly,          83                    Federal Life Insurance Company;
(68)                                      Chairman of the Board and                         Chairman of the Members of the
Trustee                                   Chief Executive Officer,                          Corporation and Trustee, DePaul
                                          Chicago Stock Exchange                            University; formerly, International
                                                                                            Federation of Stock Exchanges;
                                                                                            formerly, Records Management Systems

Interested Trustees**

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served*    During Past 5 Years          Overseen      Held
----------------         ----------            ------------    -------------------          --------      ----

William F.               Trustee and           2001-present*** Managing Director of         83            Trustee, Crossroads
Glavin, Jr.#             President                             Deutsche Asset Management                  for Kids, Inc.
(43)                                                                                                      (serves at-risk
                                                                                                          children)

                                       25

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served*    During Past 5 Years          Overseen      Held
----------------         ----------            ------------    -------------------          --------      ----

Richard T. Hale##        Trustee, Chairman     2002-present    Managing Director of         220           Director, Deutsche
(57)                     and Vice President                    Deutsche Bank Securities                   Global Funds, Ltd.,
                                                               Inc. (formerly Deutsche                    CABEI Fund and North
                                                               Banc Alex. Brown Inc.) and                 American Income
                                                               Deutsche Asset Management                  Fund; formerly,
                                                               Americas; Director and                     Director, ISI Family
                                                               President, Investment                      of Funds (registered
                                                               Company Capital Corp.                      investment
                                                               (registered investment                     companies)
                                                               advisor) and Deutsche
                                                               Asset Management Mutual
                                                               Funds; Vice President,
                                                               Deutsche Asset Management,
                                                               Inc.

Officers for the Portfolio**

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served     During Past 5 Years          Overseen      Held
----------------         ----------            -----------     -------------------          --------      ----

William F.               Trustee and           2000-present*** Managing Director of         83            Trustee, Crossroads
Glavin, Jr.#             President                             Deutsche Asset Management                  for Kids, Inc.
(43)                                                                                                      (serves at-risk
                                                                                                          children)

Richard T. Hale##        Trustee, Chairman     2002-present    Managing Director of         220            Director, Deutsche
(57)                     and Vice President                    Deutsche Bank Securities                   Global Funds, Ltd.,
                                                               Inc. (formerly Deutsche                    CABEI Fund and North
                                                               Banc Alex. Brown Inc.) and                 American Income
                                                               Deutsche Asset Management                  Fund; formerly,
                                                               Americas; Director and                     Director, ISI Family
                                                               President, Investment                      of Funds (registered
                                                               Company Capital Corp.                      investment companies)
                                                               (registered investment
                                                               advisor) and Deutsche
                                                               Asset Management Mutual
                                                               Funds; Vice President,
                                                               Deutsche Asset Management,
                                                               Inc.

                                       26

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served     During Past 5 Years          Overseen      Held
----------------         ----------            -----------     -------------------          --------      ----

Philip J. Collora# (56)  Vice President and    1990-present    Senior Vice President of     Not           None
                         Assistant Secretary                   Deutsche Asset Management    Applicable

John Millette+           Secretary             1999-present    Vice President of Deutsche   Not           None
(39)                                                           Asset Management             Applicable

Daniel O. Hirsch##       Vice President and    2002-present    Managing Director of         Not           None
(48)                     Assistant Secretary                   Deutsche Asset Management;   Applicable
                                                               formerly, Principal, BT
                                                               Alex. Brown Incorporated,
                                                               (Deutsche Banc Alex. Brown
                                                               Inc.); formerly, Assistant
                                                               General Counsel, United
                                                               States Securities and
                                                               Exchange Commission

Caroline Pearson+        Assistant Secretary   1998-present    Managing Director of         Not           None
(40)                                                           Deutsche Asset Management;   Applicable
                                                               formerly, Associate,
                                                               Dechert (law firm)

Gary L. French+          Treasurer             2002-present    Managing Director of         Not           None
(51)                                                           Deutsche Asset Management;   Applicable
                                                               formerly, President of UAM
                                                               Fund Services, Inc.

John R. Hebble+          Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(44)                                                           Deutsche Asset Management    Applicable

Thomas Lally+            Assistant Treasurer   2001-present    Senior Vice President of     Not           None
(34)                                                           Deutsche Asset Management    Applicable

Brenda Lyons+            Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(40)                                                           Deutsche Asset Management    Applicable


Darlene Rasel###         Vice President        2002-present    Managing Director of         Not           None
(50)                                                           Deutsche Asset Management    Applicable

* Length of time served represents the date that each Trustee was first elected to the Chicago Board. This common board of directors/trustees oversees a number of investment companies, including the Trust, managed by the Advisor.

** As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolio.

*** Mr. Glavin first became a Trustee of the Trust in 2001 and an officer of the Trust in 2000.

+        Address: Two International Place, Boston, Massachusetts

#        Address: 222 South Riverside Plaza, Chicago, Illinois

##       Address: One South Street, Baltimore, Maryland

###      Address: 280 Park Avenue, New York, New York

Trustees' and Officers' Role with Scudder Distributors, Inc.

William F. Glavin, Jr.:    Vice President and Director
Caroline Pearson:          Secretary
Phillip J. Collora:        Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage the Portfolio's day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The Trust's Board has the following committees:

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent auditors for the Portfolio, confers with the independent auditors regarding the Portfolio's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and William
P. Sommers. The Trust's Audit Committee held 4 meetings during the calendar year 2001.

Nominating and Governance Committee: This Committee seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Trust's Nominating and Governance Committee held 3 meetings during the calendar year 2001. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Portfolio.

Valuation Committee: This Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W.
Ballantine (Chairman) and Richard T. Hale. Alternate members are Lewis A. Burnham, Donald L. Dunaway, John G. Weithers and William F. Glavin, Jr. The Trust's Valuation Committee held 0 meetings during the calendar year 2001.

Operations Committee: This Committee oversees the operations of the Portfolio, such as reviewing the Portfolio's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held 4 meetings during the calendar year 2001.

Money Market Oversight Committee: This Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B.
Renwick (Chairman), John W. Ballantine and Shirley D. Peterson. The Trust's Money Market Oversight Committee held 4 meetings during the calendar year 2001.

Remuneration. Each Non-interested Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by DeAM which may have different fee schedules. The Advisor supervises the Portfolio's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolio and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Mr. Dunaway and Governor Edgar have elected to defer at least a portion of their fees. Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                          Pension or Retirement       Total Compensation
                                Compensation from     Benefits Accrued as Part of    Paid to Trustees from
Name of Trustee               Investors Cash Trust*           Fund Expenses           Fund Complex(4)(5)
---------------               --------------------            -------------           ------------

John W. Ballantine                     $4,442                      $0                      $183,980
Lewis A. Burnham                       $4,006                      $0                      $169,290
Donald L. Dunaway(1)                   $4,412                      $0                      $181,430
James R. Edgar(2) **                   $2,540                      $0                      $200,660
Paul K. Freeman***                         $0                      $0                       $23,500
Robert B. Hoffman                      $4,013                      $0                      $159,880
Shirley D. Peterson(3)                 $4,409                      $0                      $189,830
Fred B. Renwick**                      $2,820                      $0                      $214,990
William P. Sommers                     $4,360                      $0                      $183,300
John G. Weithers**                     $2,723                      $0                      $206,000

* Investors Cash Trust consists of two portfolios: Government Securities Portfolio and Treasury Portfolio.

**       Newly elected Trustee, effective July 18, 2001.

***      Newly elected Trustee, effective May 15, 2002.

(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Mr. Dunaway are $9,077.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Governor Edgar are $1,451.

(3) Includes $18,960 in annual retainer fees for Ms. Peterson's role as Lead Trustee.

(4)      For each  Trustee  except  Mr.  Freeman,  total  compensation  includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. Each Trustee, except Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 83 funds/portfolios. For Mr. Freeman, the total includes compensation for service on the board of 1 Trust comprised of 11 funds. Mr. Freeman currently serves on the boards of 34 DeAM trusts/corporations comprised of 97 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago Board in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $10,340 for each Trustee, excluding Mr. Freeman, who was not a Trustee of the Trust or the Chicago Board at the time of the sale. These meeting fees were borne by the Advisor.

Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years a Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each interested trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he oversees that is suitable for his own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolio and all funds in the fund complex overseen by the Trustee as of December 31, 2001.

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen or
                                                                                        to be Overseen by the
                                         Dollar Range of Equity Securities in       Trustees/Directors in Scudder
Name of Trustees                          Investor's Cash Trust: Government               and Deutsche Bank
----------------                                 Securities Portfolio                     Families of Funds
                                                 --------------------                     -----------------

John W. Ballantine                                       None                               Over $100,000
Lewis A. Burnham                                         None                               Over $100,000
Donald L. Dunaway*                                       None                               Over $100,000
James R. Edgar*                                          None                            $50,001 - $100,000
Paul K. Freeman                                          None                                   None
William F. Glavin, Jr.                                   None                               Over $100,000
Richard T. Hale                                          None                               Over $100,000
Robert B. Hoffman                                        None                               Over $100,000
Shirley D. Peterson                                      None                               Over $100,000
Fred B. Renwick                                          None                               Over $100,000
William P. Sommers                                       None                               Over $100,000
John G. Weithers                                         None                               Over $100,000

* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

To the best of the Trust's knowledge, as of June 28, 2002, no person owned beneficially more than 5% of each class of the Portfolio's outstanding shares (except as noted below).

As of June 28, 2002, 22,946,302 shares in the aggregate, or 9.04% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Matagorda County General Fund, 1700 7th Street, Bay City, TX 77414 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 14,414,408 shares in the aggregate, or 5.68% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Montgomery County General Account, P.O. Box 1307, Conroe, TX 77305 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 19,916,021 shares in the aggregate, or 7.85% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Harvard Pilgrim Healthcare, 93 Worcester Street, Wellesley, MA 02481 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 14,811,219 shares in the aggregate, or 5.84% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Comal County General Fund, 150 N. Seguin Street, New Braunfels, TX 78130 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 16,600,286 shares in the aggregate, or 6.54% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Angelina County General Fund, P.O. Box 908, Lufkin, TX 75902 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 18,000,000 shares in the aggregate, or 7.09% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Harris County Tax Sweep Account, 1001 Preston Street, Houston, TX 77702 who may be deemed to be the beneficial owner of certain of these shares.

Securities Beneficially Owned. None of the Non-interested Trustees owned securities beneficially of the Advisor, SDI or any Person Directly or Indirectly Controlling, Controlled by or Under Common Control with the Advisor or SDI.

As of June 28, 2002, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

                               TRUST ORGANIZATION

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series:
Government Securities Portfolio and Treasury Portfolio. Government Securities Portfolio is divided into three classes of shares: Scudder Government Cash Institutional Shares, Scudder Cash Managed Shares and Service Shares. Treasury Portfolio is divided into two classes of shares: Premier Money Market Shares and Service Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio's prospectus. Each share has equal rights with each other share of the same class of a Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Portfolio generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Trust or any series or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws, or any registration of the Trust with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust in MA Business Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor elected at such meeting or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Portfolio might become liable for a misstatement regarding another Portfolio. The Trustees of the Portfolio have considered this and approved the use of an SAI for the Portfolio.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of Government Cash Managed Shares and Government Cash Institutional Shares of Government Securities Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated March 31, 2002 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                              INVESTORS CASH TRUST

                         Government Securities Portfolio

                               Treasury Portfolio



                                 Service Shares

















                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2002



This Statement of Additional Information contains information about the Service Shares of Government Securities Portfolio and Treasury Portfolio (each a "Portfolio", collectively the "Portfolios") offered by Investors Cash Trust (the "Trust"). This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Service Shares of the Portfolios, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-231-8568, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolios, dated March 31, 2002, accompanies this Statement of Additional Information. It is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

Except as otherwise indicated, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolio's objective will be met.

This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS

                                                                        Page

INVESTMENT RESTRICTIONS...................................................1

INVESTMENT POLICIES AND TECHNIQUES........................................2

INVESTMENT ADVISOR........................................................7

PORTFOLIO TRANSACTIONS...................................................12
   Brokerage.............................................................12

PORTFOLIO SERVICE PROVIDERS..............................................12
   Underwriter...........................................................12
   Independent Auditors and Reports to Shareholders......................13
   Legal Counsel.........................................................13
   Fund Accounting Agent.................................................13
   Custodian, Transfer Agent And Shareholder Service Agent...............14

PERFORMANCE..............................................................14

PURCHASE AND REDEMPTION OF SHARES........................................16

DIVIDENDS................................................................19

TAXES....................................................................20

NET ASSET VALUE..........................................................21

OFFICERS AND TRUSTEES....................................................21

TRUST ORGANIZATION.......................................................32

FINANCIAL STATEMENTS.....................................................33

                             INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objectives and policies of the Portfolios (except for the policies designated as nonfundamental below), may not be changed without the approval of a majority of the outstanding voting securities of a Portfolio which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.

The Portfolios have elected to be classified as diversified series of an open-end investment company.

As a matter of fundamental policy, each Portfolio may not:

1.       borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.       purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

7. make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for a Portfolio by its Board without a vote of the Portfolio's shareholders:

Each of the Government Securities Portfolio and the Treasury Portfolio may not:

1. lend portfolio securities in an amount greater than 5% of its total assets; or

2.        invest more than 10% of net assets in illiquid securities.

The Government Securities Portfolio may not:


3. borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes.


The Treasury Portfolio may not:


4. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

Neither Portfolio will purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Portfolio's net assets, valued at the time of the transaction, would be invested in such securities.

                       INVESTMENT POLICIES AND TECHNIQUES

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

Each Portfolio is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. Each is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio currently offers three classes of shares: the Service Shares, the Government Cash Managed Shares, and the Cash Institutional Shares. The Treasury Portfolio offers two classes of shares: the Service Shares and the Premier Money Market Shares. Service Shares are described herein. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. Each Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that each Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Each Portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

The Government Securities Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust's Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

Interfund Borrowing and Lending Program. The Trust, on behalf of each Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, each is subject to its applicable investment restrictions relating to borrowing.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a money market fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, a fund's Board has approved policies established by a fund's Advisor reasonably calculated to prevent a fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and a fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a fund's investments, a fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. A fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the fund may not make more than one such investment at any time during such period. A fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the fund. Further, a fund may not invest more than the greater of (1) 1% of its total assets, or
(2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the fund.

The assets of a fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of a fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a fund will vary according to the management's appraisal of money market conditions. A fund will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Repurchase Agreements. A fund may invest in repurchase agreements, which are instruments under which the fund acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff. Currently, a fund will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.

A repurchase agreement provides a means for a fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the fund together with the repurchase price on the date of repurchase. In either case, the income to the fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by the fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the fund has not perfected an interest in the Obligation, the fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the fund may incur a loss if the proceeds to the fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the fund's Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.


Third Party Puts. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals not exceeding 397 calendar days to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the fund will be that of holding such a long-term bond and the weighted average maturity of the fund's portfolio would be adversely affected.


These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, the fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund's portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. Government Securities. There are two broad categories of U.S. Government debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government Securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government Securities in the fund's portfolio does not guarantee the net asset value of the shares of the fund. There are market risks inherent in all investments in securities and the value of an investment in the fund will fluctuate over time. Normally, the value of investments in U.S. Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government Securities will tend to decline, and as interest rates fall the value of the fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the fund's average portfolio maturity. As a result, the fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

                               INVESTMENT ADVISOR

Investment Advisor. On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Portfolio, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). DeIM, which is part of Deutsche Asset Management, is the investment advisor for each Portfolio. Under the supervision of the Board of Trustees of the Portfolios, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Portfolios' investment decisions, buys and sells securities for the Portfolios and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 it introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder was acquired by Deutsche Bank AG.


The Advisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. Pursuant to an investment management agreement with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions.

Today, the Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice open- and closed-end SEC registered funds.


The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor with respect to a Portfolio are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

The present investment management agreement for Investors Cash Trust (the "Agreement") was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement will continue in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Portfolios.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolios with continuing investment management consistent with the Portfolios' investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code") and to the Portfolios' investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolios.

Under the Portfolios' Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Portfolio (such as the Portfolios' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolios' federal, state and local tax returns; preparing and filing the Portfolios' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Portfolio under applicable federal and state securities laws; maintaining the Portfolios' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolios; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolios' operating budget; processing the payment of the Portfolios' bills; assisting the Portfolios in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Portfolios in the conduct of its business, subject to the direction and control of the Trustees.

For these services, the Trust pays the Advisor a monthly investment fee of 1/12 of 0.15% of the average daily net assets of the Portfolios. The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. For fiscal years ended March 31, 2000, 2001 and 2002, the Trust incurred investment management fees for the Government Securities Portfolio of $560,500, $571,678 and $674,923, respectively. For fiscal years ended March 31, 2000, 2001 and 2002, the Trust incurred investment management fees for the Treasury Portfolio of $0, $88,472 and $110,738, respectively.

Under its Agreement, a Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolios. The Portfolios are also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolios with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolios, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

By contract, the Advisor and certain affiliates have agreed to waive and reimburse certain operating expenses to 0.25% of the average daily net assets of the Service Shares of each of the Portfolios on an annual basis until July 31, 2003. For this purpose, "Portfolio operating expenses" do not include certain expenses such as reorganization, taxes, brokerage and interest expense. During the fiscal years ended March 31, 2000, 2001 and 2002, under expense limits then in effect, the Advisor (or an affiliate) absorbed $0, $0 and $81,374, respectively, of the Government Securities Portfolio's operating expenses. During the fiscal years ended March 31, 2000, 2001 and 2002, under expense limits then in effect, the Advisor (or an affiliate) absorbed $69,115, $65,351 and $38,184, respectively, of the Treasury Portfolio's operating expenses.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Portfolios' expense.

The Board meets periodically to review the investment performance of the Portfolios and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. At least annually, the Trustees, including the Non-interested Trustees, review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Portfolios' investment performance, qualifications and experience of personnel of the Advisor rendering services, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates, the Advisor's profit, and comparative information regarding fees, expenses and performance of competitive funds.

Board Approval of New Investment Management Agreements

The Board approved a new investment management agreement with the Advisor for the Portfolios at a special meeting on February 4, 2002, subject to approval by shareholders, which was obtained on March 28, 2002. The new investment management agreement took effect on April 5, 2002, in conjunction with the consummation of a transaction in which Deutsche Bank AG ("Deutsche Bank") acquired 100% of the outstanding voting securities of the Advisor.

The terms of the new investment management agreement are substantially identical to the terms of the former investment management agreement, the renewal of which the Board had approved on September 26, 2001.

In considering whether to approve the new investment management agreement for the Portfolios, the Board was given extensive information about the proposed change in control of the Advisor. The Board also met many times to discuss the transaction with Deutsche Bank, and the Non-interested Trustees met numerous times separately. Throughout the process, the Non-interested Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations. In addition, the Non-interested Trustees engaged various consultants to help them evaluate the proposed transaction.

In connection with its review of the new investment management agreement, the Board obtained substantial information regarding: the management, financial position and business of Deutsche Bank; the history of Deutsche Bank's business and operations; the investment performance of the investment companies advised by Deutsche Asset Management; the proposed structure, operations and investment processes of the combined investment management organization after the transaction; and the future plans of Deutsche Bank and the Advisor with respect to the Advisor's affiliated entities and the Portfolios. The Board also received information regarding the terms of the transaction, anticipated management of the combined organization, the resources that Deutsche Bank intended to bring to the combined organization and the process being followed by Deutsche Bank and the Advisor to integrate their organizations. The Board also reviewed current and pro forma staffing and financial information for the combined organization, along with Deutsche Bank's plans to reduce its expenses through reduction of organizational redundancies and the achievement of synergies and efficiencies.

Deutsche Bank identified to the Board one of the key focuses of the transaction as being the creation of a single disciplined, globally integrated investment management organization combining the strengths of the various investment advisory entities that comprise Deutsche Asset Management and the Advisor. The Non-interested Trustees met with the chief global investment officer of the proposed combined organization, who articulated Deutsche Bank's plan to create a global research-centric investment management organization. The Board considered that Deutsche Bank proposed a new chief global investment officer and other significant personnel changes for the Advisor. The Board considered the experience and track records of identified senior investment personnel that would be part of the combined investment management organization. The Board considered Deutsche Bank's plans for distribution and marketing, shareholder servicing, investment operations, accounting and administration.

Board Considerations of Annual Renewal of Former Investment Management Agreement


The Board of Trustees approved the renewal of each Portfolio's advisory contract on September 26, 2001. As part of the annual contract review process, commencing in July, the Board, as a whole, the Non-interested Trustees, separately, and each Portfolio's Oversight Committee met on several occasions to consider the renewal of each Portfolio's investment management agreement. The Oversight Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented its findings and recommendations to the Non-interested Trustees as a group. The Non-interested Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2001, the Board concluded that the terms of the investment management agreement between the Advisor and each Portfolio are fair and reasonable and the continuance of each agreement is in the best interest of each Portfolio.


In connection with their meetings, the Oversight Committee and Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including (i) information about the nature and quality of services provided by the Advisor under the investment management agreement; (ii) information about the management fees, expense ratios and asset sizes of the Portfolios relative to peer groups; (iii) information about the level of the Advisor's profits with respect to the management of the

Portfolios, including the methodology used to allocate costs among funds advised by the Advisor; (iv) information about the short-term and long-term performance of the Portfolios relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Portfolios, including revenues derived from services provided to the Portfolios by affiliates of the Advisor; and (vi) the potential incidental benefits to the Advisor, the Portfolio and their shareholders.

Investment Performance. The Board reviewed the Portfolios' investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the Advisor to identify Scudder funds whose performance rank in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

Fees and Expenses. The Board considered each Portfolio's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of the Portfolios, including a review of the Advisor's methodology in allocating its costs to the management of the Portfolios. The Board considered the profits realized by the Advisor in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. The Board also considered the Advisor's profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of the Portfolios and whether the Portfolios have appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Portfolios.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates.

Code of Ethics

The Portfolios, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             PORTFOLIO TRANSACTIONS

Brokerage

Allocations of brokerage may be placed by the Advisor.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                           PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant  to  an  underwriting   and   distribution   agreement   ("Distribution
Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, SDI acts as agent of the Trust in the sale of its shares of each Portfolio. SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI receives no compensation from the Trust as principal underwriter for the shares and pays all expenses of distribution of the shares not otherwise paid by dealers and other financial services firms. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolios.


The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.


Administrative services are provided to the Service Shares of the Portfolios under an administration and shareholder services agreement ("Services Agreement") with SDI. SDI bears all its expenses of providing services pursuant to the Services Agreement between SDI and the Service Shares of the Portfolio, including the payment of service fees. Service Shares of the Portfolios currently pay SDI an administrative services fee, payable monthly, at an annual rate of up to 0.05% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.10% of average daily net assets.

During the fiscal years ended March 31, 2000, 2001, and 2002, the Service Shares of Government Securities Portfolio paid administrative services fees of $72,364, $223,409 and $131,835, respectively, and SDI (or the Advisor as predecessor to SDI) paid $174,000, $187,836, and $129,094, respectively, as service fees to firms. During the fiscal year ended March 31, 2002, under expense limits then in effect, SDI absorbed $37,113 of the Government Securities Portfolio -- Service Shares' administrative services fees. During the fiscal year ended March 31, 2001, under expense limits then in effect, SDI absorbed $45,573 of the Government Securities Portfolio --

Service Shares' administrative services fees. During the fiscal year ended March 31, 2000, under expense limits then in effect, SDI absorbed $274,312 of the Government Securities Portfolio -- Service Shares' administrative services fees.

During the fiscal years ended March 31, 2000, 2001, and 2002, the Service Shares of Treasury Portfolio incurred administrative services fees of $46,057, $44,444, and $0, respectively, and SDI (or the Advisor as predecessor to SDI) paid $30,000, $0, and $26,924, respectively, as service fees to firms. During the fiscal year ended March 31, 2002, under expense limits then in effect, SDI absorbed $35,189 of the Treasury Portfolio -- Service Shares' administrative services fees. During the fiscal year ended March 31, 2001, under expense limits then in effect, SDI absorbed $44,444 of the Treasury Portfolio -- Service Shares' administrative services fees. During the fiscal year ended March 31, 2000, under expense limits then in effect, SDI absorbed $26,190 of the Treasury Portfolio - Service Shares' administrative services fees.

SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Service
Shares of the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, SDI pays each firm a service fee, normally payable monthly, at an annual rate of between 0.05% and 0.10% of the average daily net assets in the Portfolios' Service Shares accounts that it maintains and services. In the discretion of the Board of Trustees of the Trust, these fees may be increased to a maximum of 0.15% of average daily net assets. Firms to which service fees may be paid may include affiliates of SDI.

In addition, SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Service Shares of the Portfolios.

SDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Service Shares of the Portfolios.

Independent Auditors and Reports to Shareholders

The financial highlights of each Portfolio included in the Portfolios' Service Shares' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Portfolios.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Custodian, Transfer Agent And Shareholder Service Agent

State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. State Street also acts as transfer agent for the Funds. Pursuant to a services agreement with State Street, Scudder Investments Service Company (SISC), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

The Portfolios have entered into arrangements whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the fiscal year ended March 31, 2002, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $4,700 and $187, respectively, and the Treasury Portfolio's custodian and transfer agent fees were reduced by $1,099 and $54, respectively, under these arrangements.

The following shows the shareholder service fees remitted to SISC for each Portfolio's three most recent fiscal periods:

                                         Fees Paid to SISC
Fund                                     Fiscal Year 2002           Fiscal Year 2001         Fiscal Year 2000
----                                     ----------------           ----------------         ----------------

Government Securities Portfolio               $73,037                    $86,318                 $50,545

Treasury Portfolio                                 $0                    $21,318                  $6,619

Pursuant to the services agreement, shareholder service fees of $44,261 and $2,995 for Service Shares of Government Securities Portfolio and Treasury Portfolio, respectively, were not imposed after an expense waiver for the fiscal year ended March 31, 2002. Pursuant to the services agreement, shareholder service fees of $21,383 and $17,752 for Service Shares of Government Securities Portfolio and Treasury Portfolio, respectively, were not imposed after an expense waiver for the fiscal year ended March 31, 2001.

Prior to August 31, 2000, Investors Fiduciary Trust Company ("IFTC") remitted fees to SISC; SSBTC and IFTC were affiliates and combined businesses. Effective January 1, 1999 until August 31, 2000, the amount charged by IFTC was based on annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, an asset-based fee of 0.08% and out-of-pocket reimbursement.

                                   PERFORMANCE

From time to time, each Portfolio may advertise several types of performance information, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The historical performance calculation for a Portfolio may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. The Advisor (or certain affiliates) has contractually agreed to absorb certain operating expenses of each Portfolio. Without this expense absorption, the performance results noted herein for the Government Securities Portfolio and Treasury Portfolio would have been lower.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended March 31, 2002, the Government Securities Portfolio's seven-day yield for the Service Shares class was 1.74% and the Treasury Portfolio's seven-day yield for the Service Shares class was 1.80%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended March 31, 2002, the Government Securities Portfolio's seven-day effective yield for the Service Shares class was 1.75% and the Treasury Portfolio's seven-day effective yield for the Service Shares class was 1.81%.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

A Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Each Portfolio's yield will fluctuate. Shares of the Portfolios are not insured.

The performance of a Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare a Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Investors also may want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolios' agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of a Portfolio next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued except upon written request. Share certificates now in a shareholder's possession may be sent to the Portfolios' transfer agent, State Street (the "Transfer Agent") for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Portfolio's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Portfolio's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Portfolio through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from a Portfolio through the Shareholder Service Agent for these services.

Purchase of Shares


Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000,000 but such minimum amount may be changed at any time in management's discretion. A Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Portfolio or the Advisor and its affiliates. An investor wishing to open an account should use the Account Application available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed at or prior to 4:00 p.m. Eastern time for Government Securities Portfolio and 2:00 p.m. Eastern time for Treasury Portfolio, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected Portfolios have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see "Redemptions by Draft") until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

A Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Portfolio's shareholders.

In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is the Portfolio's present policy to redeem in cash, a Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirement, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. Each Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other Portfolio, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.


Regular Redemptions. When shares are held for the account of a shareholder by the Portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Scudder Investments Service Company, P.O. Box 219153, Kansas City, Missouri 64121-7196. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time for Government Securities Portfolio and 12:00 p.m. Eastern time for Treasury Portfolio will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Portfolios are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolios currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by a Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolios may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

                                    DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive cash dividends unless they elect to receive dividends in additional shares. For cash dividends, checks will be mailed or proceeds wired within five business days after the reinvestment date described below. For dividends paid in additional shares, dividends will be reinvested monthly in shares of the same Portfolio normally on the first day of each month, if a business day, otherwise on the next business day. Each Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Portfolio are accrued each day. Since each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends  are  paid in cash  monthly  and  shareholders  will  receive  monthly
confirmation   of  dividends  and  of  purchase  and  redemption   transactions.
Shareholders may select one of the following ways to receive dividends:

1. Receive Dividends in Cash. Checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent. Dividends will be received in cash unless the shareholder elects to have them reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

2. Reinvest Dividends at net asset value into additional shares of the same Portfolio if so requested. Dividends are reinvested on the 1st day of each month if a business day, otherwise on the next business day.

Each Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and has qualified as such since its inception. Each Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, each Portfolio must meet certain requirements regarding the source of its income and the diversification of its assets. Each Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during the prior calendar year. Although each Portfolio's distribution policies should enable it to avoid excise tax liability, a Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Portfolio.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Portfolio with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of a Portfolio's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a flat U.S. withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

                                 NET ASSET VALUE

Each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              OFFICERS AND TRUSTEES

Investors Cash Trust

The following table presents certain information regarding the Trustees and Executive Officers of the Trust as of July 31, 2002. Each Trustee's age as of
July 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election or qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Portfolios do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Trust may also serve in similar capacities with other funds in the fund complex.

Non-interested Trustees

                                                                         Number of
Name, Age and                                                            Funds/
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Trust                       Time Served*    During Past 5 Years          Overseen         Other Directorships Held
-----                       -----------     -------------------          --------         ------------------------

John W. Ballantine          1999-present    Retired; formerly,           83               Enron Corporation (energy trading
(56)                                        Executive Vice President                      firm) (effective May 30, 2002); First
Trustee                                     and Chief Risk Management                     Oak Brook Bancshares, Inc.; Oak Brook
                                            Officer, First Chicago NBD                    Bank; Tokheim Corporation (designer,
                                            Corporation/The First                         manufacturer and servicer of
                                            National Bank of Chicago                      electronic and mechanical petroleum
                                            (1996-1998); formerly,                        marketing systems)
                                            Executive Vice President
                                            and Head of International
                                            Banking (1995-1996)

Lewis A. Burnham            1977-present    Retired; formerly,           83               None
(69)                                        Director of Management
Trustee                                     Consulting, McNulty &
                                            Company; formerly,
                                            Executive Vice President,
                                            Anchor Glass Container
                                            Corporation

Donald L. Dunaway           1980-present    Retired; formerly,           83               None
(65)                                        Executive Vice President,
Trustee                                     A.O. Smith Corporation
                                            (diversified manufacturer)

James R. Edgar              1999-present    Distinguished Fellow,        83               Kemper Insurance Companies; John B.
(56)                                        University of Illinois                        Sanfilippo & Son, Inc.
Trustee                                     Institute of Government                       (processor/packager/marketer of nuts,
                                            and Public Affairs;                           snacks and candy products); Horizon
                                            formerly, Governor, State                     Group Properties, Inc.; Youbet.com,
                                            of Illinois                                   Inc. (online wagering platform of
                                                                                          Churchill Downs, Inc.)



                                       22

                                                                         Number of
Name, Age and                                                            Funds/
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Trust                       Time Served*    During Past 5 Years          Overseen         Other Directorships Held
-----                       -----------     -------------------          --------         ------------------------

Paul K. Freeman             2002-present    President, Cook Street       97               None
(52)                                        Holdings (consulting);
Trustee                                     Adjunct Professor,
                                            University of Denver;
                                            Consultant, World
                                            Bank/Inter-American
                                            Development Bank;
                                            formerly, Project Leader,
                                            International Institute
                                            for Applied Systems
                                            Analysis (1998-2001);
                                            formerly, Chief Executive
                                            Officer, The Eric Group
                                            Inc. (environmental
                                            insurance) (1986-1998)

Robert B. Hoffman           1981-present    Retired; formerly,           83               None
(65)                                        Chairman, Harnischfeger
Trustee                                     Industries, Inc. (machinery
                                            for  mining  and  paper
                                            industries); formerly, Vice
                                            Chairman and Chief Financial
                                            Officer, Monsanto Company
                                            (agricultural, pharmaceutical
                                            and nutritional/food products);
                                            formerly, Vice President,
                                            Head of International
                                            Operations, FMC Corporation
                                            (manufacturer of machinery
                                            and chemicals)

Shirley D. Peterson         1995-present    Retired; formerly,           83               Bethlehem Steel Corp.
(60)                                        President, Hood College;
Trustee                                     formerly, Partner, Steptoe
                                            & Johnson (law firm);
                                            formerly, Commissioner,
                                            Internal Revenue Service;
                                            formerly, Assistant
                                            Attorney General (Tax),
                                            U.S. Department of Justice



                                       23

                                                                         Number of
Name, Age and                                                            Funds/
Position(s) Held                                                         Portfolios in
with the                    Length of       Principal Occupation(s)      Fund Complex
Trust                       Time Served*    During Past 5 Years          Overseen         Other Directorships Held
-----                       -----------     -------------------          --------         ------------------------

Fred B. Renwick             1988-present    Retired; Professor           83               The Wartburg Foundation; The
(72)                                        Emeritus of Finance, New                      Investment Fund for Foundations;
Trustee                                     York University, Stern                        Chairman, Finance Committee of
                                            School of Business                            Morehouse College Board of Trustees;
                                                                                          American Bible Society Investment
                                                                                          Committee; formerly, Director of Board
                                                                                          of Pensions, Evangelical Lutheran
                                                                                          Church in America; formerly, member of
                                                                                          the Investment Committee of Atlanta
                                                                                          University Board of Trustees

William P. Sommers          1979-present    Retired; formerly,           83               PSI Inc. (engineering and testing
(69)                                        President and Chief                           firm); Evergreen Solar, Inc.
Trustee                                     Executive Officer, SRI                        (develop/manufacture solar electric
                                            International (research                       system engines); H2Gen (manufacture
                                            and development);                             hydrogen generators); Zassi Medical
                                            formerly, Executive Vice                      Evolutions, Inc. (specialists in
                                            President, Iameter                            intellectual property opportunities in
                                            (medical information and                      medical device arena)
                                            educational service
                                            provider); formerly,
                                            Senior Vice President and
                                            Director, Booz, Allen &
                                            Hamilton Inc. (management
                                            consulting firm)

John G. Weithers            1993-present    Retired; formerly,           83               Federal Life Insurance Company;
(68)                                        Chairman of the Board and                     Chairman of the Members of the
Trustee                                     Chief Executive Officer,                      Corporation and Trustee, DePaul
                                            Chicago Stock Exchange                        University; formerly, International
                                                                                          Federation of Stock Exchanges;
                                                                                          formerly, Records Management Systems


Interested Trustees**

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Portfolios       Time Served*    During Past 5 Years          Overseen      Held
----------------         ---------------       -----------     -------------------          --------      ----

William F.               Trustee and           2001-present*** Managing Director of         83            Trustee, Crossroads
Glavin, Jr.#             President                             Deutsche Asset Management                  for Kids, Inc.
(43)                                                                                                      (serves at-risk
                                                                                                          children)

Richard T. Hale##        Trustee, Chairman     2002-present    Managing Director of         220           Director, Deutsche
(57)                     and Vice President                    Deutsche Bank Securities                   Global Funds, Ltd.,
                                                               Inc. (formerly Deutsche                    CABEI Fund and North
                                                               Banc Alex. Brown Inc.) and                 American Income
                                                               Deutsche Asset Management                  Fund; formerly,
                                                               Americas; Director and                     Director, ISI Family
                                                               President, Investment                      of Funds (registered
                                                               Company Capital Corp.                      investment companies)
                                                               (registered investment
                                                               advisor) and Deutsche
                                                               Asset Management Mutual
                                                               Funds; Vice President,
                                                               Deutsche Asset Management,
                                                               Inc.

Officers for the Portfolios**

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served     During Past 5 Years          Overseen      Held
---------------          ----------            -----------     -------------------          --------      ----

William F.               Trustee and           2000-present*** Managing Director of         83            Trustee, Crossroads
Glavin, Jr.#             President                             Deutsche Asset Management                  for Kids, Inc.
(43)                                                                                                      (serves at-risk
                                                                                                          children)



                                       25

                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served     During Past 5 Years          Overseen      Held
---------------          ----------            -----------     -------------------          --------      ----

Richard T. Hale##        Trustee, Chairman     2002-present    Managing Director of         220            Director, Deutsche
(57)                     and Vice President                    Deutsche Bank Securities                   Global Funds, Ltd.,
                                                               Inc. (formerly Deutsche                    CABEI Fund and North
                                                               Banc Alex. Brown Inc.) and                 American Income
                                                               Deutsche Asset Management                  Fund; formerly,
                                                               Americas; Director and                     Director, ISI Family
                                                               President, Investment                      of Funds (registered
                                                               Company Capital Corp.                      investment companies)
                                                               (registered investment
                                                               advisor) and Deutsche
                                                               Asset Management Mutual
                                                               Funds; Vice President,
                                                               Deutsche Asset Management,
                                                               Inc.

Philip J. Collora# (56)  Vice President and    1990-present    Senior Vice President of     Not           None
                         Assistant Secretary                   Deutsche Asset Management    Applicable

John Millette+           Secretary             1999-present    Vice President of Deutsche   Not           None
(39)                                                           Asset Management             Applicable

Daniel O. Hirsch##       Vice President and    2002-present    Managing Director of         Not           None
(48)                     Assistant Secretary                   Deutsche Asset Management;   Applicable
                                                               formerly, Principal, BT
                                                               Alex. Brown Incorporated,
                                                               (Deutsche Banc Alex. Brown
                                                               Inc.); formerly, Assistant
                                                               General Counsel, United
                                                               States Securities and
                                                               Exchange Commission

Caroline Pearson+        Assistant Secretary   1998-present    Managing Director of         Not           None
(40)                                                           Deutsche Asset Management;   Applicable
                                                               formerly, Associate,
                                                               Dechert (law firm)

Gary L. French+          Treasurer             2002-present    Managing Director of         Not           None
(51)                                                           Deutsche Asset Management;   Applicable
                                                               formerly, President of UAM
                                                               Fund Services, Inc.



                                       26


                                                                                            Number of
                                                                                            Funds/
                                                                                            Portfolios
                                                                                            in Fund
Name,                    Position(s) Held      Length of       Principal Occupation(s)      Complex       Other Directorships
Address and Age          with Trust            Time Served     During Past 5 Years          Overseen      Held
---------------          ----------            -----------     -------------------          --------      ----

John R. Hebble+          Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(44)                                                           Deutsche Asset Management    Applicable

Thomas Lally+            Assistant Treasurer   2001-present    Senior Vice President of     Not           None
(34)                                                           Deutsche Asset Management    Applicable

Brenda Lyons+            Assistant Treasurer   1998-present    Senior Vice President of     Not           None
(40)                                                           Deutsche Asset Management    Applicable


Darlene Rasel###         Vice President        2002-present    Managing Director of         Not           None
(50)                                                           Deutsche Asset Management    Applicable

* Length of time served represents the date that each Trustee was first elected to the Chicago Board. This common board of directors/trustees oversees a number of investment companies, including the Trust, managed by the Advisor.

** As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Portfolios.

*** Mr. Glavin first became a Trustee of the Trust in 2001 and an officer of the Trust in 2000.

+         Address: Two International Place, Boston, Massachusetts

#         Address: 222 South Riverside Plaza, Chicago, Illinois

##        Address: One South Street, Baltimore, Maryland

###       Address: 280 Park Avenue, New York, New York

Trustees' and Officers' Role with Scudder Distributors, Inc.

William F. Glavin, Jr.:    Vice President and Director
Caroline Pearson:          Secretary
Phillip J. Collora:                 Assistant Secretary

Trustees' Responsibilities. The officers of the Trust manage the Portfolios' day-to-day operations under the direction of the Trust's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolios and to provide oversight of the management of the Portfolios. A majority of the Trust's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees. The Trust's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Portfolios, confers with the independent auditors regarding the Portfolios' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and William
P. Sommers. The Trust's Audit Committee held 4 meetings during the calendar year 2001.

Nominating and Governance Committee: This Committee seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolios' Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), James R. Edgar and Shirley D. Peterson. The Trust's Nominating and Governance Committee held 3 meetings during the calendar year 2001. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Portfolios.

Valuation Committee: This Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W.
Ballantine (Chairman) and Richard T. Hale. Alternate members are Lewis A. Burnham, Donald L. Dunaway, John G. Weithers and William F. Glavin, Jr.. The Trust's Valuation Committee held 0 meetings during the calendar year 2001.

Operations Committee: This Committee oversees the operations of the Portfolios, such as reviewing the Portfolios' administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, shareholder services and proxy voting policies. Currently, the members of the Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Trust's Operations Committee held 4 meetings during the calendar year 2001.

Money Market Oversight Committee: This Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses, services provided under the investment management agreement and portfolio pricing procedures. The members of the Money Market Oversight Committee are Fred B.
Renwick (Chairman), John W. Ballantine and Shirley D. Peterson. The Trust's Money Market Oversight Committee held 4 meetings during the calendar year 2001.

Remuneration. Each Non-interested Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by DeAM which may have different fee schedules. The Advisor supervises the Portfolios' investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolios and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Non-interested Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Non-interested Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trust, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Mr. Dunaway and Governor Edgar have elected to defer at least a portion of their fees. Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolios. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                          Pension or Retirement       Total Compensation
                                Compensation from     Benefits Accrued as Part of    Paid to Trustees from
Name of Trustee               Investors Cash Trust*           Fund Expenses           Fund Complex^(4)(5)
---------------               --------------------            -------------           ------------

John W. Ballantine                     $4,442                      $0                      $183,980
Lewis A. Burnham                       $4,006                      $0                      $169,290
Donald L. Dunaway^(1)                  $4,412                      $0                      $181,430
James R. Edgar^(2) **                  $2,540                      $0                      $200,660
Paul K. Freeman***                         $0                      $0                       $23,500
Robert B. Hoffman                      $4,013                      $0                      $159,880
Shirley D. Peterson^(3)                $4,409                      $0                      $189,830
Fred B. Renwick**                      $2,820                      $0                      $214,990
William P. Sommers                     $4,360                      $0                      $183,300
John G. Weithers**                     $2,723                      $0                      $206,000

* Investors Cash Trust consists of two portfolios: Government Securities Portfolio and Treasury Portfolio.

**        Newly elected Trustee, effective July 18,2001.

***       Newly elected Trustee, effective May 15, 2002.

^(1) Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolios to Mr. Dunaway are $9,077.

^(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Governor Edgar are $1,451.

^(3) Includes $18,960 in annual retainer fees for Ms. Peterson's role as Lead Trustee.

^(4) For each Trustee except Mr. Freeman, total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85  funds/portfolios.  Each Trustee,  except Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of 83 funds/portfolios. For Mr. Freeman, the total includes compensation for service on the board of 1 Trust comprised of 11 funds. Mr. Freeman currently serves on the boards of 34 DeAM trusts/corporations comprised of 97 funds/portfolios.

^(5) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago Board in connection with the sale of the Advisor to Deutsche Bank. Such amounts totaled $10,340 for each Trustee, excluding Mr. Freeman, who was not a Trustee of the Trust or the Chicago Board at the time of the sale. These meeting fees were borne by the Advisor.

Trustee Fund Ownership. Under the Trust's Governance Procedures and Guidelines, the Non-interested Trustees have established the expectation that within three years a Non-interested Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Non-interested Trustee's personal investment needs. Each interested trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he oversees that is suitable for his own appropriate investment needs. The following table sets forth each Trustee's share ownership of the Portfolios and all funds in the fund complex overseen by the Trustee as of December 31, 2001.

Government Securities Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen or
                                                                                        to be Overseen by the
                                         Dollar Range of Equity Securities in           Trustees/Directors in
                                          Investor's Cash Trust: Government           Scudder and Deutsche Bank
Name of Trustees                                 Securities Portfolio                     Families of Funds
----------------                                 --------------------                     -----------------

John W. Ballantine                                       None                             Over $100,000
Lewis A. Burnham                                         None                             Over $100,000
Donald L. Dunaway*                                       None                             Over $100,000
James R. Edgar*                                          None                             $50,001 - $100,000
Paul K. Freeman                                          None                             None
William F. Glavin, Jr.                                   None                             Over $100,000
Richard T. Hale                                          None                             Over $100,000
Robert B. Hoffman                                        None                             Over $100,000
Shirley D. Peterson                                      None                             Over $100,000
Fred B. Renwick                                          None                             Over $100,000
William P. Sommers                                       None                             Over $100,000
John G. Weithers                                         None                             Over $100,000

* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

To the best of the Portfolio's knowledge, as of June 28, 2002, no person owned beneficially more than 5% of each class of the Portfolio's outstanding shares (except as noted below).

As of June 28, 2002, 22,946,302 shares in the aggregate, or 9.04% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Matagorda County General Fund, 1700 7th Street, Bay City, TX 77414 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 14,414,408 shares in the aggregate, or 5.68% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Montgomery County General Account, P.O. Box 1307, Conroe, TX 77305 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 19,916,021 shares in the aggregate, or 7.85% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Harvard Pilgrim Healthcare, 93 Worcester Street, Wellesley, MA 02481 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 14,811,219 shares in the aggregate, or 5.84% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Comal County General Fund, 150 N. Seguin Street, New Braunfels, TX 78130 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 16,600,286 shares in the aggregate, or 6.54% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Angelina County General Fund, P.O. Box 908, Lufkin, TX 75902 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 18,000,000 shares in the aggregate, or 7.09% of the outstanding shares of Investors Cash Trust, Government Securities Portfolio were held in the name of Harris County Tax Sweep Account, 1001 Preston Street, Houston, TX 77702 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

Treasury Portfolio

                                                                                  Aggregate Dollar Range of Equity
                                                                                 Securities in All Funds Overseen or
                                                                                        to be Overseen by the
                                         Dollar Range of Equity Securities in           Trustees/Directors in
                                           Investor's Cash Trust: Treasury            Scudder and Deutsche Bank
Name of Trustees                                       Portfolio                          Families of Funds
----------------                                       ---------                          -----------------

John W. Ballantine                                       None                             Over $100,000
Lewis A. Burnham                                         None                             Over $100,000
Donald L. Dunaway*                                       None                             Over $100,000
James R. Edgar*                                          None                             $50,001 - $100,000
Paul K. Freeman                                          None                             None
William F. Glavin, Jr.                                   None                             Over $100,000
Richard T. Hale                                          None                             Over $100,000
Robert B. Hoffman                                        None                             Over $100,000
Shirley D. Peterson                                      None                             Over $100,000
Fred B. Renwick                                          None                             Over $100,000
William P. Sommers                                       None                             Over $100,000
John G. Weithers                                         None                             Over $100,000

* The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

To the best of the Portfolio's knowledge, as of June 28, 2002, no person owned beneficially more than 5% of each class of the Portfolio's outstanding shares (except as noted below).

As of June 28, 2002, 9,677,194 shares in the aggregate, or 21.58% of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of National City Bank, Money Market Unit, 4100 W. 150th Street, Cleveland, OH 44135 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 7,259,794 shares in the aggregate, or 16.19% of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Erath County Courthouse General Fund, 100 Graham, Stephenville, TX 76401 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 24,651,467 shares in the aggregate, or 54.98% of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Smith County Courthouse General Fund, Tyler, TX 75702 who may be deemed to be the beneficial owner of certain of these shares.

As of June 28, 2002, 2,642,486 shares in the aggregate, or 5.98% of the outstanding shares of Investors Cash Trust, Treasury Portfolio were held in the name of Palo Pinto County General Fund, P.O. Box 75, Palo Pinto, TX 76484 who may be deemed to be the beneficial owner of certain of these shares.

Securities Beneficially Owned. None of the Non-interested Trustees owned securities beneficially of the Advisor, SDI or any Person Directly or Indirectly Controlling, Controlled by or Under Common Control with the Advisor or SDI.

As of June 28, 2002, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

                               TRUST ORGANIZATION

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series:
Government Securities Portfolio and Treasury Portfolio. Government Securities Portfolio is divided into three classes of shares: Scudder Government Cash Institutional Shares, Scudder Cash Managed Shares and Service Shares. Treasury Portfolio is divided into two classes of shares: Premier Money Market Shares and Service Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolios' prospectus. Each share has equal rights with each other share of the same class of a Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval. Currently, Government Securities Portfolios offers Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares and Treasury Portfolio offers Premier Money Market Shares and Service Shares.

The   Portfolios   generally   are  not  required  to  hold  meetings  of  their
shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Trust or any series or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws, or any registration of the Trust with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor elected at such meeting or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Portfolio might become liable for a misstatement regarding another Portfolio. The Trustees of each Portfolio have considered this and approved the use of a combined SAI for the Portfolios.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolios of investments, of Service Shares of Government Securities Portfolio and Treasury Portfolio, together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolios dated March 31, 2002 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.